INCOME AND MINING TAXES - Unrecognized Tax Benefits - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Unrecognized Tax Benefits, other information
Unrecognized tax benefits affecting effective tax rate	$ 72	$ 72	$ 64	$ 35
Accrued income-tax-related interest and penalties	19	19	16
Increase (decrease) in income tax expense for adjustments to previous accruals for interest and penalties		3	$ 0	$ (1)
Australian Taxation Office ("ATO")
Unrecognized Tax Benefits, other information
Tax, penalties and interest accrued	83	83
Amount paid to preserve right to contest conclusions of ATO	25
Minimum
Unrecognized Tax Benefits, other information
Significant decrease in unrecognized tax benefits is reasonably possible, estimated range of change	10	10
Maximum
Unrecognized Tax Benefits, other information
Significant decrease in unrecognized tax benefits is reasonably possible, estimated range of change	15	15
Fronteer
Unrecognized Tax Benefits, other information
Tax, penalties and interest accrued	$ 54	$ 54